Equity (Tables)	6 Months Ended
Mar. 31, 2024
Equity [Abstract]
Schedule of Movement Warrant Activities	Following table summarizes the movement of warrant activities during the six months ended March 31, 2024:
	Ordinary Shares Number Outstanding*	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of September 30, 2023	197,485	$1.13	2.95	$-
Warrants Exercisable as of September 30, 2023	197,485	$1.13	2.95	$-
Warrants Granted	-	-	-	-
Warrants Exercises	-	-	-	-
Warrants Expired	-	-	-	-

Warrants Outstanding as of March 31, 2024 (Unaudited)	197,485	$1.13	2.45	$-
Warrants Exercisable as of March 31, 2024 (Unaudited)	197,485	$1.13	2.45	$-
*	The shares data are presented on a retrospective to reflect the 40 to 1 reverse share split.